Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 18, 2025	Sep. 30, 2025	Oct. 09, 2024	Sep. 30, 2024
Common stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock shares, authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock shares, issued			20,200,000
Common stock shares, outstanding			20,200,000
Common Class A [Member]
Common stock par value	$ 0.001	$ 0.001		$ 0.001
Common stock shares, authorized	400,000,000	400,000,000		400,000,000
Common stock shares, issued		18,534,000		12,394,000
Common stock shares, outstanding		18,534,000		12,394,000
Common Class B [Member]
Common stock par value	$ 0.001	$ 0.001		$ 0.001
Common stock shares, authorized	100,000,000	100,000,000		100,000,000
Common stock shares, issued		7,806,000		7,806,000
Common stock shares, outstanding		7,806,000		7,806,000